Note 2 - Significant Accounting Policies and Methods of Application (Details) - Estimated Useful Lives of Assets	12 Months Ended
Dec. 31, 2013
Gas, Transmission and Distribution Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Property, Estimated Useful Life	5
Gas, Transmission and Distribution Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Property, Estimated Useful Life	10
Storage Facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Property, Estimated Useful Life	40
Storage Facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Property, Estimated Useful Life	60
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciable Property, Estimated Useful Life	40